DISCONTINUED OPERATIONS (Details)	12 Months Ended				0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended				0 Months Ended				1 Months Ended		12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Vimicro China	Apr. 30, 2013 Vimicro Qingdao USD ($)	Dec. 31, 2012 Vimicro Qingdao USD ($)	Dec. 31, 2011 Vimicro Qingdao	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi USD ($)	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company USD ($)	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company CNY	Dec. 31, 2010 Vimicro Wuxi VMF Consulting Company	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company	Dec. 31, 2012 Vimicro Wuxi Vimicro China USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China CNY	Dec. 31, 2011 Vimicro Wuxi Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao USD ($) item	Dec. 31, 2011 Mobile business Vimicro Qingdao VMF Consulting Company	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro Wuxi	Jul. 31, 2012 Visiondigi USD ($) item	Jul. 31, 2012 Visiondigi CNY	Dec. 31, 2012 Visiondigi USD ($)	Dec. 31, 2011 Visiondigi USD ($)	Dec. 31, 2010 Visiondigi USD ($)	Jul. 31, 2012 Visiondigi Ningbo Sunny	Jul. 31, 2012 Visiondigi Individual Shareholders of Visiondigi item
DISCONTINUED OPERATIONS
Percentage of equity interest disposed											4.90%	4.90%	95.00%	4.90%								35.26%	35.26%
Consideration from disposal of equity interest								$ 1,738,000			$ 427,000	2,700,000			$ 427,000	2,700,000						$ 49,000	310,686
Consideration from disposal of business																		4,202,000
Gain (loss) on divestiture										454,000												(740,000)
Disposal of equity interest																						3526.00%	3526.00%
Gain on disposal of interest									339,000
Assets derecognized																						4,082,000
Liabilities derecognized																						5,847,000
Ownership interest percentage				100.00%															14.00%	18.00%	19.00%	18.00%	18.00%
Beneficially held equity interest						18.03%	19.44%								0.10%	0.10%	5.00%
Ownership interest percentage held by two former key employees of mobile business																		49.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao																		2
Forgiven payment receivable from related party under a settlement agreement	(1,186,000)					1,186,000
Amount to be received for forgiveness of dues from related party by 30 June 2013						2,900,000
Payment received from related party					1,000,000
Amount expected to be received for forgiveness of dues from related party						1,900,000
Outstanding amount written off						1,186,000																1,747,000
Indirect shareholding interest held at cost (as a percent)																											3.94%	2.03%
Number of individuals involved in forming majority owned consolidated subsidiaries																						3	3					3
Shareholding percentage held																												2.03%
Prepayment to related parties																								292,000	4,904,000	47,000
Inventory received																								33,000	3,765,000	102,000
Results of operations of Vimicro Wuxi and mobile business separately presented on the consolidated statements of operations and comprehensive loss under Discontinued Operations
Net revenue	1,367,000	12,539,000	27,185,000
Cost of revenue	(2,430,000)	(11,407,000)	(22,649,000)
Gross profit	(1,063,000)	1,132,000	4,536,000
Operating expenses	(1,289,000)	(15,027,000)	(24,845,000)
Net loss from operations before income tax	(2,352,000)	(13,895,000)	(20,309,000)
Other income/(loss)	(17,000)	9,000	17,000
Income tax expense		(1,278,000)	664,000
Net loss from operations	(2,369,000)	(15,164,000)	(19,628,000)
Net loss on disposal	(740,000)	(1,554,000)	(452,000)
Net loss	$ (3,109,000)	$ (16,718,000)	$ (20,080,000)